Summary of Significant Accounting Policies - Schedule of Property Plant and Equipment Using Straight-Line Method Over their Estimated Useful Lives (Details)	Mar. 31, 2025
Summary of Significant Accounting Policies - Schedule of Property Plant and Equipment Using Straight-Line Method Over their Estimated Useful Lives (Details) [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Shorter of 5 years or remaining lease terms
Leasehold improvement [Member]
Summary of Significant Accounting Policies - Schedule of Property Plant and Equipment Using Straight-Line Method Over their Estimated Useful Lives (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Furniture and fixtures [Member]
Summary of Significant Accounting Policies - Schedule of Property Plant and Equipment Using Straight-Line Method Over their Estimated Useful Lives (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Office Equipment [Member]
Summary of Significant Accounting Policies - Schedule of Property Plant and Equipment Using Straight-Line Method Over their Estimated Useful Lives (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Computer Equipment [Member]
Summary of Significant Accounting Policies - Schedule of Property Plant and Equipment Using Straight-Line Method Over their Estimated Useful Lives (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Motor vehicles [Member]
Summary of Significant Accounting Policies - Schedule of Property Plant and Equipment Using Straight-Line Method Over their Estimated Useful Lives (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years